FAIR VALUE OF ASSETS AND LIABILITIES (Summary of Significant Unobservable Inputs) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rates	12.00%	12.00%
Net cumulative expected loss rates		7.90%
Cumulative prepayment rates	13.20%	7.40%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net cumulative expected loss rates	7.90%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net cumulative expected loss rates	7.60%